UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1.    Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 73.1%
CONSUMER DISCRETIONARY: 3.4%
BorgWarner, Inc. (a)(f)	166,098	$13,236,350
Darden Restaurants, Inc.	130,000	6,386,900
Expedia, Inc. (d)(f)	314,800	7,133,368
GameStop Corp., Class A (a)(d)(f)	95,900	2,159,668
Hennes & Mauritz AB, B Shares	135,000	4,481,692
Lowe’s Cos., Inc.	425,000	11,232,750
Macy’s, Inc.	85,000	2,062,100
McDonald’s Corp.	88,000	6,695,920
Target Corp. (d)	150,000	7,501,500
Time Warner, Inc.	280,000	9,996,000
		70,886,248
CONSUMER STAPLES: 4.5%
Corn Products International, Inc.	508,860	26,369,125
Hansen Natural Corp. (a)	248,431	14,962,999
Natura Cosmeticos SA	135,000	3,803,632
PepsiCo, Inc. (d)	461,000	29,693,010
Procter & Gamble Co., The (d)	275,000	16,940,000
		91,768,766
ENERGY: 12.6%
Baker Hughes, Inc. (d)	600,410	44,088,106
ConocoPhillips	491,500	39,251,190
Ensco PLC , ADR	704,300	40,736,712
EQT Corp.	645,300	32,200,470
Noble Corp. (f)	241,154	11,001,445
Noble Energy, Inc.	127,500	12,322,875
Quicksilver Resources, Inc. (a)(d)	1,013,300	14,500,323
Range Resources Corp.	120,000	7,015,200
Sasol Ltd., ADR (f)	149,900	8,686,705
Statoil ASA, ADR (f)	921,825	25,479,243
Suncor Energy, Inc. (d)	493,200	22,115,089
		257,397,358
FINANCIALS: 6.8%
American Express Co. (d)	260,000	11,752,000
Bank of New York Mellon Corp., The	421,300	12,584,231
BlackRock, Inc. (d)	77,500	15,578,275
China Life Insurance Co., Ltd., ADR (f)	60,000	3,363,000
Digital Realty Trust, Inc., REIT (f)	150,000	8,721,000
Goldman Sachs Group, Inc., The	48,500	7,685,795
Hospitality Properties Trust, REIT	200,000	4,630,000
JPMorgan Chase & Co.	491,725	22,668,523

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Och-Ziff Capital Mgmt. Group, LP, Class A (f)	268,468	$4,381,398
optionsXpress Holdings, Inc. (d)(f)	790,058	14,465,962
Plum Creek Timber Co., Inc., REIT	129,579	5,650,940
State Street Corp. (d)	270,600	12,160,764
Willis Group Holdings PLC	390,200	15,748,471
		139,390,359
HEALTH CARE: 8.8%
Amgen, Inc. (a)(d)	302,371	16,161,730
Becton Dickinson & Co. (f)	523,530	41,683,459
Gilead Sciences, Inc. (a)	651,000	27,628,440
Mylan, Inc. (a)(f)	1,195,000	27,090,650
Pfizer, Inc. (d)	370,000	7,514,700
Roche Holding AG	122,500	17,488,751
St. Jude Medical, Inc. (a)	105,000	5,382,300
Teva Pharmaceutical Industries, Ltd., ADR	647,581	32,489,138
Thermo Fisher Scientific, Inc. (a)	75,000	4,166,250
		179,605,418
INDUSTRIALS: 11.4%
3M Co.	30,000	2,805,000
CCR SA	275,000	7,983,952
Cummins, Inc.	268,698	29,454,675
Deere & Co.	763,900	74,014,271
Diana Containerships, Inc. (a)	27,585	334,606
Diana Shipping, Inc. (a)(f)	767,522	9,087,460
Emerson Electric Co.	496,534	29,012,482
Empresas ICA SAB de CV, ADR (a)	967,900	8,827,248
Expeditors International of Washington, Inc.	414,500	20,783,030
Ingersoll-Rand PLC	376,400	18,183,884
Iron Mountain, Inc.	170,000	5,309,100
Nordson Corp. (f)	204,400	23,518,264
Timken Co.	101,400	5,303,220
		234,617,192
INFORMATION TECHNOLOGY: 14.6%
Altera Corp.	245,000	10,784,900
BMC Software, Inc. (a)	235,000	11,688,900
Cognizant Technology Solutions, Class A (a)	90,594	7,374,352
Corning, Inc.	75,000	1,547,250
EMC Corp. (a)(f)	2,516,899	66,823,668
Google, Inc., Class A (a)	47,760	27,997,390
Intel Corp.	290,000	5,849,300

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
IBM	45,000	$7,338,150
Intuit, Inc. (a)	830,000	44,073,000
Juniper Networks, Inc. (a)	125,000	5,260,000
Microsoft Corp.	325,000	8,242,000
NetApp, Inc. (a)(f)	210,000	10,117,800
Oracle Corp.	340,000	11,345,800
QUALCOMM, Inc.	1,030,900	56,524,247
Riverbed Technology, Inc. (a)	391,400	14,736,210
TSMC, ADR	430,399	5,242,260
Teradata Corp. (a)	75,000	3,802,499
		298,747,726
MATERIALS: 3.3%
Nalco Holding Co.	55,000	1,502,050
Nucor Corp.	280,000	12,885,600
Rio Tinto PLC, ADR	357,200	25,404,064
Syngenta AG, ADR	330,000	21,506,100
Vale SA, ADR (d)	165,000	5,502,750
		66,800,564
TELECOMMUNICATION SERVICES: 5.4%
America Movil SAB de CV, Series L, ADR (d)	610,667	35,479,753
American Tower Corp., Class A (a)(d)	741,867	38,443,548
Portugal Telecom SGPS SA	766,771	8,864,872
Vodafone Group PLC, ADR (d)	948,700	27,275,125
		110,063,298
UTILITIES: 2.3%
OGE Energy Corp.	15,100	763,456
Oneok, Inc.	673,028	45,012,113
Veolia Environnement, ADR	80,000	2,493,600
		48,269,169
TOTAL COMMON STOCKS (Cost $1,121,341,021)		1,497,546,098

EXCHANGE TRADED FUNDS: 0.9%
iShares Barclays TIPS Bond Fund	50,100	5,468,916
iShares Silver Trust (a)(f)	300,000	11,037,000
SPDR Gold Shares (a)	15,250	2,132,255

TOTAL EXCHANGE TRADED FUNDS (Cost $11,364,259)		18,638,171

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS: 25.7%
CORPORATE BONDS: 11.2%
COMMUNITY INVESTMENT: 0.2%
Calvert Social Investment Foundation, 3.000%, 11/30/11	$1,500,000	$1,500,243
Calvert Social Investment Foundation, 3.000%, 12/31/11	1,500,000	1,500,000
Self Help Venture Note, 4.228%, 01/28/15 (c)	2,000,000	2,000,062
		5,000,305
CONSUMER DISCRETIONARY: 0.5%
Harley-Davidson Funding Corp., 144A, 5.250%, 12/15/12 (e)	3,000,000	3,131,850
Staples, Inc., 7.375%, 10/01/12	5,000,000	5,411,695
VF Corp., 5.950%, 11/01/17	2,235,000	2,560,134
		11,103,679
CONSUMER STAPLES: 1.3%
Anheuser-Busch InBev Worldwide, 5.375%, 11/15/14	3,052,000	3,366,011
Anheuser-Busch InBev Worldwide, 3.625%, 04/15/15	1,175,000	1,216,892
Corn Products International, Inc., 3.200%, 11/01/15	500,000	499,671
Estee Lauder Co., Inc., 6.000%, 01/15/12	1,599,000	1,660,486
Estee Lauder Co., Inc., 7.750%, 11/01/13	5,000,000	5,760,820
Kellog Co., 4.150%, 11/15/19	2,000,000	2,012,176
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,425,049
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,805,050
Kraft Foods, Inc., 6.125%, 08/23/18	2,000,000	2,240,008
		25,986,163
ENERGY: 0.9%
Baker Hughes, Inc., 7.500%, 11/15/18	2,230,000	2,787,917
ConocoPhillips, 5.200%, 05/15/18	2,850,000	3,135,490
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,755,390
Statoil ASA, 5.250%, 04/15/19	3,000,000	3,281,361
Statoil ASA, 144A, 5.125%, 04/30/14 (e)	3,000,000	3,293,139
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	931,952
		18,185,249
FINANCIALS: 3.2%
American Express Bank, FSB, 5.500%, 04/16/13	2,000,000	2,146,116
American Express Centurion Bank, 5.550%, 10/17/12	2,000,000	2,120,250
American Express Co., 7.000%, 03/19/18	1,000,000	1,170,369
American Express Travel, 144A, 5.250%, 11/21/11 (e)	2,000,000	2,056,174
American Honda Finance Corp., 144A, 6.700%, 10/01/13 (e)	3,000,000	3,349,281
Bank of New York Mellon Corp., The, 5.125%, 08/27/13	3,000,000	3,261,009
Bank of New York Mellon Corp., The, 4.300%, 05/15/14	4,000,000	4,292,440
BB&T Corp., 6.850%, 04/30/19	2,000,000	2,323,596
Bear Stearns Co. LLC, 6.950%, 08/10/12	2,000,000	2,153,910

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Branch Banking & Trust Co./Wilson NC, 0.630%, 09/13/16	$2,000,000	$1,855,624
Credit Suisse New York, 5.000%, 05/15/13	4,855,000	5,185,786
HSBC Holdings, PLC, 5.100%, 04/05/21	2,000,000	2,014,170
JPMorgan Chase & Co., 5.125%, 09/15/14	2,000,000	2,148,340
JPMorgan Chase & Co., 3.700%, 01/20/15 (f)	2,000,000	2,059,244
JPMorgan Chase & Co., 3.400%, 06/24/15	2,000,000	2,014,240
JPMorgan Chase & Co., 4.400%, 07/22/20	1,000,000	968,171
Lincoln National Corp., 6.200%, 12/15/11	2,650,000	2,748,376
Monumental Global Funding, Ltd., 144A, 5.500%, 04/22/13 (e)	2,000,000	2,121,874
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,270,974
Principal Life Global Funding I, 144A, 6.250%, 02/15/12 (e)	2,000,000	2,094,614
Principal Life Income Funding Trust, 5.300%, 12/14/12	2,000,000	2,134,374
Prudential Financial, Inc., 4.750%, 04/01/14 (f)	3,000,000	3,192,603
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,351,942
Prudential Financial, Inc., 3.500%, 11/02/20	3,000,000	3,024,150
Toyota Motor Credit Corp., 3.130%, 01/18/15	2,000,000	1,978,200
Willis North America, Inc., 5.625%, 07/15/15 (f)	4,895,000	5,214,903
Wilmington Trust Corp., 8.500%, 04/02/18	1,000,000	1,159,073
		67,409,803
HEALTH CARE: 1.9%
Agilent Technologies, Inc., 5.500%, 09/14/15	3,000,000	3,266,013
Becton Dickinson & Co., 3.250%, 11/12/20	3,000,000	2,802,582
Biogen Idec, Inc., 6.875%, 03/01/18	2,500,000	2,836,035
Celgene Corp., 2.450%, 10/15/15	2,000,000	1,937,640
Celgene Corp., 3.950%, 10/15/20	2,000,000	1,890,982
Express Scripts, Inc., 6.250%, 06/15/14	3,000,000	3,335,289
St. Jude Medical, Inc., 2.500%, 01/15/16	5,000,000	4,912,245
Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	2,000,000	2,228,628
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,000,000	2,035,844
UnitedHealth Group, Inc., 4.875%, 02/15/13	2,500,000	2,656,115
UnitedHealth Group, Inc., 4.875%, 03/15/15	119,000	129,068
UnitedHealth Group, Inc., 5.375%, 03/15/16	4,000,000	4,411,220
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	2,784,553
WellPoint Health Networks, Inc., 6.375%, 01/15/12	2,991,000	3,125,969
		38,352,183
INDUSTRIALS: 0.7%
CSX Corp., 7.375%, 02/01/19	2,000,000	2,420,840
Emerson Electric Co., 5.250%, 10/15/18 (f)	1,000,000	1,102,907
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,199,436
Ryder System, Inc., 6.000%, 03/01/13	2,000,000	2,155,390
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,206,208

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INDUSTRIALS, continued
Union Pacific Corp., 5.700%, 08/15/18	$2,200,000	$2,466,981
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,119,970
		13,671,732
INFORMATION TECHNOLOGY: 1.2%
Adobe Systems, Inc., 3.250%, 02/01/15	2,000,000	2,045,298
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,168,581
Cisco Systems, Inc., 5.500%, 02/22/16	4,400,000	4,945,754
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,606,344
IBM International Group Capital LLC, 5.050%, 10/22/12	2,845,000	3,027,848
IBM, 2.000%, 01/05/16	1,750,000	1,710,783
IBM, 5.700%, 09/14/17	5,000,000	5,666,955
Intuit, Inc., 5.400%, 03/15/12	3,500,000	3,643,363
		24,814,926
MATERIALS: 0.2%
Rio Tinto Finance USA, Ltd., 8.950%, 05/01/14	3,000,000	3,611,619

TELECOMMUNICATION SERVICES: 0.9%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(h)(MX)	52,000,000	4,570,821
American Tower Corp., 7.250%, 05/15/19 (f)	1,665,000	1,879,867
AT&T, Inc., 4.850%, 02/15/14 (f)	2,500,000	2,705,393
Verizon Communications, Inc., 5.550%, 02/15/16 (f)	2,000,000	2,223,656
Verizon Communications, Inc., 8.750%, 11/01/18	2,000,000	2,562,614
Virgin Media Finance PLC, 6.500%, 01/15/18	1,000,000	1,097,500
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,318,935
		18,358,786
UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	3,372,210

TOTAL CORPORATE BONDS (Cost $215,813,861)		229,866,655

U.S. GOVERNMENT AGENCY BONDS: 5.1%
FEDERAL FARM CREDIT BANK (AGENCY): 1.1%
3.850%, 02/11/15	4,000,000	4,293,004
1.850%, 05/16/16	3,000,000	2,879,223
2.950%, 12/13/18	3,500,000	3,411,426
3.875%, 01/10/19	3,000,000	3,012,606
2.875%, 06/03/19	2,000,000	1,904,296
3.240%, 06/28/19	2,000,000	1,945,768
5.500%, 08/22/19	1,900,000	2,179,737

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL FARM CREDIT BANK (AGENCY), continued
3.240%, 10/05/20	$3,000,000	$2,843,832
		22,469,892
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 1.4%
4.875%, 11/15/11 (f)	6,000,000	6,171,432
5.000%, 09/14/12	2,500,000	2,655,365
4.110%, 09/27/13	4,000,000	4,287,532
1.500%, 01/15/15	2,500,000	2,510,568
2.500%, 12/30/15	2,000,000	1,992,394
1.050%, 02/24/16	2,000,000	2,001,976
5.625%, 06/13/16	2,000,000	2,195,286
3.150%, 09/08/20	3,000,000	2,872,410
1.000%, 09/16/20	3,000,000	2,962,782
3.625%, 09/27/23	2,000,000	1,934,190
		29,583,935
FREDDIE MAC (AGENCY): 0.9%
1.375%, 01/09/13 (f)	1,000,000	1,011,468
1.350%, 08/23/13	3,000,000	3,000,048
1.350%, 03/28/14	2,000,000	1,985,974
0.500%, 11/23/15	2,000,000	1,998,076
3.000%, 07/14/16	4,883,000	4,890,574
2.000%, 12/30/16	2,310,000	2,315,800
1.500%, 10/25/17	3,000,000	2,894,823
		18,096,763
FANNIE MAE (AGENCY): 1.7%
4.000%, 01/28/13 (f)	7,000,000	7,393,036
4.000%, 04/02/13	3,000,000	3,187,929
3.000%, 08/17/15	3,000,000	3,057,915
1.000%, 12/07/15	2,489,000	2,447,210
2.000%, 12/15/15	2,509,000	2,477,911
2.000%, 03/10/16	3,000,000	2,945,898
2.200%, 10/27/17	5,000,000	4,767,230
1.000%, 12/15/20	3,000,000	2,962,869
3.000%, 07/14/22	3,750,000	3,716,929
1.000%, 11/23/22	2,000,000	1,966,693
		34,923,620
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $104,394,074)		105,074,210

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 0.7%
Canadian Government, 2.500%, 06/01/15 (g)(CA)	$3,000,000	$3,091,037
Private Export Funding Corp., 4.974%, 08/15/13	2,000,000	2,180,736
U.S. Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,274,356
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,466,650

TOTAL GOVERNMENT BONDS (Cost $12,883,980)		14,012,779

MUNICIPAL BONDS: 1.9%
Alderwood Washington Water & Waste. Distr., 5.150%, 12/01/25	2,435,000	2,471,379
City of Chicago, Illinois G.O., 5.250%, 01/01/17	4,000,000	4,285,640
Florida State Board of Education, 5.250%, 06/01/16	1,180,000	1,355,088
Florida State Board of Education, 5.000%, 06/01/16	3,050,000	3,393,247
Georgia, The State G.O., 5.000%, 05/01/23	2,000,000	2,209,320
Illinois State Toll Highway Authority, 5.000%, 01/01/23	4,000,000	4,040,760
Illinois State Toll Highway Authority, Series A-1, 5.000%, 01/01/23	2,000,000	2,024,660
Iowa Finance Authority, 3.430%, 08/01/19	2,000,000	1,910,320
Iowa Finance Authority Revolving Fund, 5.000%, 08/01/26	2,000,000	2,138,820
Massachusetts Water Resource Authority, 5.000%, 08/01/23	2,450,000	2,631,398
Massachusetts, The Commonwealth G.O., 5.000%, 09/01/14	2,000,000	2,248,560
Metropolitan Washington DC Airport Authority, 4.625%, 10/01/24	3,000,000	3,035,010
New York State Dormitory Authority, Series A, 5.000%, 02/15/23	2,000,000	2,163,400
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	4,175,098

TOTAL MUNICIPAL BONDS (Cost $37,539,362)		38,082,700

U.S. TREASURY NOTES: 1.7%
3.375%, 06/30/13 (f)	1,000,000	1,055,391
1.875%, 07/15/13 (TIPS)	2,397,740	2,595,367
3.125%, 08/31/13	5,000,000	5,258,595
3.125%, 09/30/13	3,000,000	3,156,093
2.750%, 10/31/13 (f)	7,000,000	7,304,612
2.000%, 01/15/14 (TIPS)	3,575,010	3,898,995
1.875%, 07/15/15 (TIPS)(f)	2,830,050	3,117,034
2.000%, 01/15/16 (TIPS)(f)	2,218,780	2,452,446
3.625%, 02/15/20	2,000,000	2,054,688
1.250%, 07/15/20 (TIPS)	4,038,600	4,176,482

TOTAL U.S. TREASURY NOTES (Cost $33,591,373)		35,069,703

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES: 5.1%
U.S. GOVERNMENT MORTGAGE-BACKED: 4.9%
GINNIE MAE (MORTGAGE BACKED): 0.6%
6.000%, 02/15/19	$333,343	$363,188
4.000%, 05/15/19	1,116,991	1,177,030
6.000%, 05/15/21	629,785	684,793
6.000%, 07/15/21	134,733	146,164
6.000%, 02/15/22	728,716	789,859
4.500%, 10/20/30	1,968,096	2,053,380
4.500%, 11/20/33	1,983,499	2,065,111
6.000%, 08/15/35	1,315,661	1,453,051
6.000%, 05/20/36	536,524	589,087
6.000%, 01/15/38	1,584,791	1,764,649
6.000%, 01/15/38	742,739	818,212
6.000%, 08/20/38	814,266	889,840
		12,794,364
FREDDIE MAC (MORTGAGE-BACKED): 1.3%
4.000%, 05/01/14	506,571	528,708
5.000%, 08/01/18	1,256,179	1,344,593
4.500%, 09/01/18	342,895	362,923
4.000%, 09/01/18	255,579	267,679
5.500%, 10/01/18	390,921	423,455
5.500%, 10/01/18	265,114	287,177
5.000%, 10/01/18	551,156	589,948
5.000%, 11/01/18	269,237	288,186
5.000%, 11/01/18	229,998	246,186
4.000%, 10/01/25	2,834,044	2,918,623
3.500%, 11/01/25	2,826,200	2,839,810
5.500%, 12/01/27	2,317,630	2,475,113
5.625%, 05/01/36	216,825	218,905
5.902%, 04/01/37	1,228,210	1,303,449
7.462%, 09/01/37	285,222	306,869
2.761%, 01/01/38	2,669,406	2,803,275
5.000%, 07/01/39	2,960,173	3,108,168
5.000%, 08/01/39	2,092,769	2,190,728
5.500%, 10/01/39	2,335,520	2,501,154
3.500%, 01/01/41	1,883,718	1,772,652
		26,777,601
FANNIE MAE (MORTGAGE BACKED): 3.0%
5.500%, 11/01/11	13,411	13,688
5.000%, 01/01/14	320,583	341,276
5.000%, 02/01/14	221,067	235,521

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE(MORTGAGE-BACKED), continued
5.000%, 04/01/18	$1,334,995	$1,429,582
4.500%, 07/01/18	1,351,386	1,431,375
3.500%, 09/01/18	844,732	871,897
3.500%, 10/01/18	96,137	99,229
3.500%, 10/01/18	543,140	560,607
5.000%, 11/01/18	37,955	40,644
5.000%, 11/01/18	275,027	294,513
5.000%, 11/01/18	403,628	432,226
5.000%, 02/01/19	1,120,909	1,199,628
4.000%, 02/01/19	1,236,961	1,291,464
4.500%, 11/01/19	939,224	993,056
5.000%, 01/01/20	892,185	958,186
5.000%, 03/01/20	737,878	789,236
5.000%, 10/01/20	1,524,105	1,636,854
3.500%, 01/01/21	2,915,033	3,003,395
4.000%, 07/01/23	1,886,880	1,945,255
5.000%, 10/01/23	818,118	874,166
4.000%, 06/01/24	2,617,410	2,695,114
4.500%, 01/01/25	682,050	719,607
4.000%, 01/01/25	2,349,936	2,420,067
4.000%, 03/01/25	2,600,045	2,677,641
3.500%, 10/01/25	2,833,104	2,845,419
3.500%, 01/01/26	2,948,811	2,961,628
8.000%, 05/01/30	53,634	62,768
6.000%, 09/25/30	1,890,142	1,922,724
6.500%, 06/01/32	291,149	329,402
5.000%, 12/01/33	3,245,907	3,422,612
2.675%, 12/01/33	207,535	217,741
2.354%, 12/01/33	500,146	526,509
6.000%, 02/01/34	686,721	756,239
2.410%, 05/01/34	1,591,050	1,651,059
4.162%, 01/01/35	1,006,784	1,055,704
1.995%, 03/01/35	924,759	937,383
4.568%, 06/01/35	522,697	546,780
5.500%, 10/01/35	2,026,159	2,177,693
6.000%, 04/01/36	91,703	100,929
6.000%, 04/01/36	314,300	343,688
4.905%, 05/01/36	491,839	514,882
5.438%, 06/01/37	965,332	1,018,855
6.000%, 03/01/39	2,188,190	2,383,035
5.000%, 03/01/39	2,976,731	3,144,364

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE(MORTGAGE-BACKED), continued
4.500%, 09/01/40	$2,309,886	$2,354,704
6.000%, 01/25/41	1,845,112	1,887,443
4.000%, 02/01/41	2,990,572	2,946,841
		61,062,629
COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	2,110,728
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,134,640
		4,245,368
TOTAL MORTGAGE-BACKED SECURITIES (Cost $102,246,398)		104,879,962

TOTAL BONDS (Cost $506,469,048)		526,986,009

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 1.850%, 05/07/11	100,000	100,000
Urban Partnership Bank , 0.650%, 04/04/11	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

MONEY MARKET: 0.0%
Self Help Credit Union Money Market Account (Cost $261,023)	261,023	261,023

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 6.1%
State Street Navigator Securities Lending Prime Portfolio, 0.280% (Cost $124,252,112)	124,252,112	124,252,112

TOTAL INVESTMENTS: 105.8% (Cost $1,764,035,463)		2,168,031,413

Payable upon return of securities loaned - (Net): -6.1%		(124,252,112)

Other assets and liabilities - (Net): 0.3%		6,497,942

Net Assets: 100.0%		$2,050,277,243

(a) Non income producing security.

(b) Illiquid security.

(c) Fair Valued security.

(d) Security or partial position of this security has been segregated by the custodian to cover options contracts.

(e) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(f) Security or partial position of this security was on loan as of March 31, 2011. The total market value of securities on loan as of March 31, 2011 was $129,568,914.

(g) Principal amount is in Canadian dollars; value is in U.S. dollars.

(h) Principal amount is in Mexican pesos; value is in U.S. dollars.

ADR  - American Depository Receipt

CA - Canada

LP - Limited Partnership

MX - Mexico

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
America Movil SAB de CV, Series L
expires January 2012, exercise price $65.00	300	$(51,000)
optionsXpress Holdings, Inc.
expires June 2011, exercise price $15.50	1,600	(480,000)
optionsXpress Holdings, Inc.
expires June 2011, exercise price $18.00	400	(38,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $293,377)		$(569,000)

PUTS:
American Express Co.
expires July 2011, exercise price $38.00	300	$(18,900)
American Tower Corp., Class A
expires October 2011, exercise price $43.00	300	(34,800)
Amgen, Inc.
expires July 2011, exercise price $50.00	300	(38,100)
Best Buy Co.
expires June 2011, exercise price $35.00	300	(199,500)
BlackRock, Inc.
expires October 2011, exercise price $135.00	100	(14,500)
Citrix Systems, Inc.
expires September 2011, exercise price $50.00	500	(45,000)

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
SCHEDULE OF WRITTEN OPTIONS, continued
PUTS:
Expedia, Inc.
expires July 2011, exercise price $20.00	306	$(19,890)
Gamestop Corp.
expires July 2011, exercise price $18.00	300	(7,800)
PepsiCo., Inc.
expires January 2012, exercise price $55.00	500	(76,000)
Pfizer, Inc.
expires September 2011, exercise price $15.00	500	(8,500)
Potash Corp. of Saskatchewan, Inc.
expires June 2011, exercise price $48.33	1,800	(122,400)
Procter & Gamble Co., The
expires January 2012, exercise price $55.00	300	(57,000)
Quicksilver Resources, Inc.
expires January 2012, exercise price $12.50	500	(55,000)
State Street Corp.
expires May 2011, exercise price $35.00	300	(3,000)
State Street Corp.
expires May 2011, exercise price $40.00	300	(12,300)
Target Corp.
expires October 2011, exercise price $45.00	300	(53,100)
Vale SA, ADR
expires September 2011, exercise price $27.50	200	(18,800)
Verizon Communications, Inc.
expires October 2011, exercise price $30.00	700	(37,800)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,208,876)		$(822,390)

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.2%
CONSUMER DISCRETIONARY: 11.8%
Amazon.com, Inc. (a)	7,500	$1,350,975
Autoliv, Inc.	14,900	1,106,027
BorgWarner, Inc. (a)	23,800	1,896,622
Coach, Inc.	12,500	650,500
Darden Restaurants, Inc.	30,000	1,473,900
GameStop Corp., Class A (a)	42,000	945,840
Lowe’s Cos., Inc.	65,783	1,738,645
Macy’s, Inc.	52,000	1,261,520
Marriott International, Inc., Class A	29,000	1,031,820
NIKE, Inc., Class B	18,210	1,378,497
Stanley Black & Decker, Inc.	15,750	1,206,450
VF Corp.	15,900	1,566,627
		15,607,423
CONSUMER STAPLES: 6.2%
General Mills, Inc.	61,500	2,247,825
PepsiCo, Inc.	31,680	2,040,509
Procter & Gamble Co., The	29,100	1,792,560
Whole Foods Market, Inc. (a)	31,500	2,075,850
		8,156,744
ENERGY: 11.0%
Baker Hughes, Inc.	25,000	1,835,750
ConocoPhillips	28,250	2,256,045
Devon Energy Corp.	24,794	2,275,345
Lufkin Industries, Inc.	18,534	1,732,373
Noble Corp.	33,000	1,505,460
Southwestern Energy Co. (a)	42,000	1,804,740
Statoil ASA, ADR (c)	73,000	2,017,720
Talisman Energy, Inc.	45,500	1,123,850
		14,551,283
FINANCIALS: 6.6%
ACE, Ltd.	23,700	1,533,390
CB Richard Ellis Group, Inc., Class A (a)	66,500	1,775,550
Digital Realty Trust, Inc., REIT (c)	22,600	1,313,964
JPMorgan Chase & Co.	32,625	1,504,012
Plum Creek Timber Co., Inc., REIT (c)	33,750	1,471,838
State Street Corp.	25,500	1,145,970
		8,744,724

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 13.9%
Agilent Technologies, Inc. (a)	36,500	$1,634,470
Alexion Pharmaceuticals, Inc. (a)	8,258	814,899
Catalyst Health Solutions, Inc. (a)	13,750	769,037
Celgene Corp. (a)	20,250	1,164,982
Express Scripts, Inc. (a)	27,250	1,515,372
Gen-Probe, Inc. (a)	23,750	1,575,812
Mylan, Inc. (a)	35,000	793,450
Roche Holding AG	10,650	1,520,451
St. Jude Medical, Inc. (a)	29,500	1,512,170
Teva Pharmaceutical Industries, Ltd., ADR	31,750	1,592,898
Thermo Fisher Scientific, Inc. (a)(c)	43,212	2,400,427
Thoratec Corp. (a)	29,500	764,935
United Therapeutics Corp. (a)	17,450	1,169,499
Volcano Corp. (a)	42,500	1,088,000
		18,316,402
INDUSTRIALS: 12.5%
3M Co.	20,200	1,888,700
Cummins, Inc.	9,000	986,580
Expeditors International of Washington, Inc.	40,000	2,005,600
Landstar System, Inc.	22,000	1,004,960
Pall Corp.	31,875	1,836,319
Quanta Services, Inc. (a)	61,200	1,372,716
Roper Industries, Inc.	21,500	1,858,890
Terex Corp. (a)	47,500	1,759,400
Union Pacific Corp.	19,750	1,942,017
United Parcel Service, Inc., Class B	24,251	1,802,334
		16,457,516
INFORMATION TECHNOLOGY: 28.2% (b)
ASML Holding NV	36,500	1,624,250
BMC Software, Inc. (a)	38,500	1,914,990
Brocade Communications Systems, Inc. (a)	226,000	1,389,900
Cisco Systems, Inc. (a)	56,000	960,400
Citrix Systems, Inc. (a)	19,000	1,395,740
Cognizant Technology Solutions, Class A (a)	30,250	2,462,350
EMC Corp. (a)	77,000	2,044,350
Google, Inc., Class A (a)	4,850	2,843,118
IBM	15,067	2,456,976

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Intuit, Inc. (a)	33,500	$1,778,850
Juniper Networks, Inc. (a)	47,750	2,009,320
Microsoft Corp.	34,751	881,285
NetApp, Inc. (a)(c)	32,250	1,553,805
Nuance Communications, Inc. (a)	70,500	1,378,980
Oracle Corp.	24,500	817,565
QUALCOMM, Inc.	42,000	2,302,860
Red Hat, Inc. (a)	31,000	1,407,090
Riverbed Technology, Inc. (a)	35,300	1,329,045
Salesforce.com, Inc. (a)	7,300	975,134
SolarWinds, Inc. (a)	50,000	1,173,000
SuccessFactors, Inc. (a)	33,230	1,298,961
Texas Instruments, Inc.	44,500	1,537,920
Trimble Navigation, Ltd. (a)	29,875	1,509,883
		37,045,772
MATERIALS: 3.9%
Nucor Corp.	26,500	1,219,530
Rio Tinto PLC, ADR (c)	15,500	1,102,360
Syngenta AG, ADR	24,150	1,573,856
Wacker Chemie AG	5,370	1,202,944
		5,098,690
TELECOMMUNICATION SERVICES: 1.3%
Vodafone Group PLC, ADR	59,838	1,720,343

UTILITIES: 0.8%
American Water Works Co., Inc.	38,904	1,091,257

TOTAL COMMON STOCKS (Cost $91,076,743)		126,790,154

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.2%
State Street Navigator Securities Lending Prime Portfolio, 0.280% (Cost $1,623,748)	1,623,748	$1,623,748

TOTAL INVESTMENTS: 97.4% (Cost $92,700,491)		128,413,902

Payable upon return of securities loaned - (Net): -1.2%		(1,623,748)

Other assets and liabilities - (Net): 3.8%		5,024,159

Net Assets: 100.0%		$131,814,313

(a) Non-income producing security.

(b) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.  Fund meets diversification requirements.

(c) Security or partial position of this security was on loan as of March 31, 2011. The total market value of securities on loan as of March 31, 2011 was $5,187,924.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 86.8%
CONSUMER DISCRETIONARY: 13.1%
GameStop Corp., Class A (a)	28,000	$630,560
interCLICK, Inc. (a)	9,025	63,626
Jamba, Inc. (a)	170,600	375,320
Meritage Homes Corp. (a)	2,000	48,260
Pool Corp.	8,000	192,880
Sirius XM Radio, Inc. (a)	210,000	348,600
		1,659,246
CONSUMER STAPLES: 3.5%
Hansen Natural Corp. (a)	5,000	301,150
Susser Holdings Corp. (a)	10,324	135,141
		436,291
ENERGY: 9.1%
Abraxas Petroleum Corp. (a)	30,000	175,500
Quicksilver Resources, Inc. (a)	40,000	572,400
Range Resources Corp.	7,000	409,220
		1,157,120
FINANCIALS: 19.8%
Amtrust Financial Services, Inc.	3,000	57,210
Capital Southwest Corp.	3,375	308,914
Hercules Technology Growth Capital, Inc.	22,751	250,261
Horizon Technology Finance Corp.	10,410	167,393
National Financial Partners Corp. (a)	10,000	147,500
Och-Ziff Capital Mgmt. Group, LP, Class A	33,000	538,560
optionsXpress Holdings, Inc.	26,800	490,708
United Financial Bancorp, Inc.	25,664	423,712
Westwood Holdings Group, Inc., Class A	2,990	120,348
		2,504,606
HEALTH CARE: 19.3%
Align Technology, Inc. (a)	8,000	163,840
Bio-Reference Labs, Inc. (a)	7,500	168,300
CardioNet, Inc. (a)	60,000	287,400
Natus Medical, Inc. (a)	25,460	427,728
Pharmaceutical Product Development, Inc.	100	2,771
SonoSite, Inc. (a)	15,000	499,800
Transcend Services, Inc. (a)	11,199	268,776
Vascular Solutions, Inc. (a)	53,827	587,252
Viropharma, Inc. (a)	2,000	39,800
		2,445,667

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
INDUSTRIALS: 3.1%
Alamo Group, Inc.	2,300	$63,135
Coleman Cable, Inc. (a)	1,808	16,019
Pentair, Inc.	3,000	113,370
Watsco, Inc.	2,800	195,188
WESCO International, Inc. (a)	100	6,250
		393,962
INFORMATION TECHNOLOGY: 14.9%
eMagin Corp. (a)	5,000	35,750
ePlus, Inc. (a)	4,000	106,440
MICROS Systems, Inc. (a)	2,500	123,575
Netgear, Inc. (a)	3,000	97,320
Nuance Communications, Inc. (a)	15,000	293,400
NVE Corp. (a)	500	28,170
STEC, Inc. (a)	6,000	120,540
TheStreet.com, Inc. (a)	187,572	628,366
Westell Technologies, Inc. (a)	130,499	456,747
		1,890,308
MATERIALS: 0.2%
Senomyx, Inc. (a)	5,000	30,200

TELECOMMUNICATION SERVICES: 1.8%
Leap Wireless International, Inc. (a)	15,000	232,350

UTILITIES: 2.0%
OGE Energy Corp.	2,500	126,400
UGI Corp.	4,000	131,600
		258,000
TOTAL COMMON STOCKS (Cost $10,037,583)		11,007,750

TOTAL INVESTMENTS: 86.8% (Cost $10,037,583)		11,007,750

Other assets and liabilities - (Net): 13.2%		1,673,802

Net Assets: 100.0%		$12,681,552

(a) Non-income producing security.

LP - Limited Partnership

Schedule of Investments (Unaudited)
Pax World International Fund	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 95.7%
AUSTRALIA: 5.7%
CSL, Ltd.	17,000	$627,835
National Australia Bank, Ltd.	32,400	865,968
Sims Metal Management, Ltd.	22,001	397,333
		1,891,136
AUSTRIA: 2.0%
OMV AG	14,900	673,608

BELGIUM: 1.9%
Anheuser-Busch InBev NV	11,300	644,233

BRAZIL: 2.5%
Cia de Concessoes Rodoviarias SA	11,400	330,971
Natura Cosmeticos SA	18,400	518,421
		849,392
CANADA: 1.4%
Rogers Communications, Inc.	13,000	472,532

CAYMAN ISLANDS: 1.6%
Chaoda Modern Agriculture (Holdings), Ltd.	400,000	249,128
Trina Solar, Ltd., ADR (a)	9,900	298,188
		547,316
FINLAND: 1.7%
Fortum Oyj	17,000	577,174

FRANCE: 5.5%
AXA SA	22,400	468,027
CGG-Veritas, ADR (a)	6,893	249,458
Mersen	5,268	291,916
Neopost SA	3,860	337,947
Veolia Environnement, ADR	16,200	504,954
		1,852,302
GERMANY: 3.0%
Linde AG	2,700	426,281
Metro AG	8,300	565,321
		991,602
GREECE: 0.6%
National Bank of Greece SA (a)	21,735	192,758

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HONG KONG: 1.5%
Sun Hung Kai Properties, Ltd.	31,000	$490,917

IRELAND: 0.8%
Kingspan Group PLC	28,600	258,997

ISRAEL: 2.6%
Teva Pharmaceutical Industries, Ltd., ADR	17,500	877,975

JAPAN: 17.1%
Canon, Inc., ADR	10,000	433,500
Central Japan Railway Co.	61	483,558
Daiseki Co., Ltd.	17,000	332,244
Eisai Co., Ltd.	17,400	624,544
Honda Motor Co, Ltd., ADR	14,400	540,144
Hoya Corp.	18,500	422,188
Kao Corp.	22,500	561,422
Komatsu, Ltd.	15,400	522,455
Kurita Water Industries, Ltd.	12,500	369,524
Nippon Building Fund, Inc., REIT	50	487,402
Nippon Electric Glass Co., Ltd.	18,000	255,103
Tokuyama Corp.	69,000	368,422
Yamatake Corp.	12,000	293,938
		5,694,444
LUXEMBOURG: 1.1%
Tenaris SA, ADR	7,400	366,004

MEXICO: 1.0%
America Movil SAB de CV, Series L, ADR	5,500	319,550

NETHERLANDS: 2.6%
Koninklijke KPN NV	51,600	879,891

NORWAY: 4.0%
Statoil ASA, ADR	48,800	1,348,832

PHILIPPINES: 0.9%
Philippine Long Distance Telephone, ADR	5,500	294,250

POLAND: 2.0%
PZU	5,270	660,498

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
PORTUGAL: 0.9%
Portugal Telecom SGPS SA, ADR	25,975	$302,089

SINGAPORE: 4.8%
DBS Group Holdings, Ltd.	50,000	580,495
Hyflux, Ltd.	196,000	335,858
SingTel	293,000	701,551
		1,617,904
SPAIN: 3.5%
BBVA, ADR	45,400	544,800
Gamesa Corp. Tecnologica SA (a)	29,300	304,149
Repsol YPF SA	9,200	315,323
		1,164,272
SWEDEN: 2.7%
Hennes & Mauritz AB, B Shares	26,660	885,051

SWITZERLAND: 6.6%
Adecco SA	3,700	242,889
Credit Suisse Group AG, ADR	12,300	523,734
Roche Holding AG	3,720	531,087
Sonova Holding AG	3,980	354,668
Syngenta AG, ADR	8,600	560,462
		2,212,840
TAIWAN: 0.8%
Taiwan Semiconductor, ADR	22,500	274,050

TURKEY: 2.7%
Mardin Cimento Sanayii ve Ticaret A	44,700	228,985
Turkiye Halk Bankasi AS	86,000	662,785
		891,770
UNITED KINGDOM: 14.2%
BG Group PLC	24,000	595,811
Game Group PLC	557,000	503,305
HSBC Holdings PLC, ADR	9,700	502,460
Pennon Group PLC	31,400	314,841
Reed Elsevier PLC	67,700	586,017
Rio Tinto PLC, ADR	8,570	609,498
Sage Group PLC, The	64,500	287,729

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UNITED KINGDOM, continued
Standard Chartered PLC	24,630	$638,874
Unilever PLC	22,900	697,642
		4,736,177
TOTAL COMMON STOCKS (Cost $28,724,866)		31,967,564

EXCHANGE TRADED FUNDS: 4.3%
TURKEY: 1.0%
FTSE Istanbul Bond ETF (a)	3,120	345,028

UNITED STATES: 3.3%
CurrencyShares Euro Trust	1,650	232,947
SPDR Gold Shares (a)	6,150	859,893
		1,092,840
TOTAL EXCHANGE TRADED FUNDS (Cost $1,268,088)		1,437,868

TOTAL INVESTMENTS: 100.0% (Cost $29,992,954)		33,405,432

Other assets and liabilities - (Net): 0.0%		(5,775)

Net Assets: 100.0%		$33,399,657

(a) Non-income producing security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$2,514,517	7.5%
CONSUMER STAPLES	3,236,167	9.7%
ENERGY	3,549,036	10.6%
FINANCIALS	6,618,718	19.8%
HEALTH CARE	3,016,109	9.0%
INDUSTRIALS	3,136,703	9.4%
INFORMATION TECHNOLOGY	2,602,643	7.8%
MATERIALS	2,590,981	7.8%
TELECOMMUNICATIONS SERVICES	2,969,863	8.9%
UTILITIES	1,732,827	5.2%
EXCHANGE TRADED FUNDS	1,437,868	4.3%
Other assets and liabilities - (Net)	(5,775)	0.0%
TOTAL	$33,399,657	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 2.6%
COMMON STOCK: 2.3%
REAL ESTATE: 1.5%
Digital Realty Trust, Inc., REIT (h)	30,000	$1,744,200
Health Care REIT, Inc.	100,000	5,244,000
		6,988,200
TELECOMMUNICATION SERVICES: 0.8%
Windstream Corp. (f)	250,000	3,217,500

TOTAL COMMON STOCKS (Cost $9,114,701)		10,205,700

PREFERRED STOCK: 0.3%
REAL ESTATE: 0.0%
Health Care REIT, Inc., 7.625% (f)	60,350	1,540,736

TOTAL PREFERRED STOCK (Cost $1,432,080)		1,540,736

TOTAL STOCKS (Cost $10,546,781)		11,746,436

EXCHANGE TRADED FUNDS: 1.5%
ProShares UltraShort Euro (g)(f)	100,000	1,785,000
SPDR Gold Shares (g)(f)	35,000	4,893,700

TOTAL EXCHANGE TRADED FUNDS (Cost $6,940,242)		6,678,700

CORPORATE BONDS: 93.8%
AUTOMOTIVE: 1.2%
Pinafore LLC/Inc., 144A, 9.000%, 10/01/18 (a)	$5,100,000	5,559,000

BASIC INDUSTRY: 4.1%
Nexeo Solutions LLC/Corp, 144A, 8.375%, 03/01/18 (a)	6,000,000	6,150,000
Novelis, Inc., 144A, 8.375%, 12/15/17 (a)	625,000	679,688
Park-Ohio Industries, Inc., 144A, 8.125%, 04/01/21 (a)	3,000,000	3,020,000
PE Paper Escrow GmbH, 144A, 12.000%, 08/01/14 (a)(f)	2,500,000	2,879,013
Ply Gem Industries, Inc., 144A, 8.250%, 02/15/18 (a)(f)	3,955,000	4,083,537
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (a)	2,000,000	1,829,171
		18,641,409

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
CAPITAL GOODS: 1.0%
Altra Holdings, Inc., 8.125%, 12/01/16 (f)	$500,000	$538,750
Coleman Cable, Inc., 9.000%, 02/15/18	3,000,000	3,172,500
Hyva Global BV, 144A, 8.625%, 03/24/16 (a)	1,000,000	1,030,437
		4,741,687
CONSUMER CYCLICAL: 9.3%
Brown Shoe Co., Inc., 8.750%, 05/01/12 (f)	6,000,000	6,037,500
Gymboree Corp., The, 144A, 9.125%, 12/01/18 (a)(f)	2,500,000	2,437,500
Human Touch LLC, 144A, 15.000%, 03/30/14 (a)(b)(e)	321,250	24,094
Icon Health & Fitness, Inc., 144A, 11.875%, 10/15/16 (a)	6,950,000	7,419,125
Levi Strauss & Co., 7.625%, 05/15/20 (f)	3,100,000	3,123,250
Perry Ellis International, Inc., 7.875%, 04/01/19	1,500,000	1,560,000
Quiksilver, Inc., 6.875%, 04/15/15	7,150,000	7,078,500
Sally Holdings LLC/Capital, Inc., 10.500%, 11/15/16 (f)	6,000,000	6,555,000
Stater Bros. Holdings, Inc., 7.750%, 04/15/15 (f)	1,640,000	1,709,700
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/18 (a)(f)	1,000,000	1,042,500
Susser Holdings & Finance Corp., 8.500%, 05/15/16 (f)	100,000	108,750
Wallace Theater Holdings, Inc., 144A, 12.500%, 06/15/13 (a)	2,500,000	2,550,000
YCC Holdings LLC/Yankee Finance, 144A, 10.250%, 02/15/16 (a)(f)	2,500,000	2,531,250
		42,177,169
CONSUMER NON-CYCLICAL: 8.3%
Easton-Bell Sports, Inc., 9.750%, 12/01/16	5,750,000	6,497,500
Fage Dairy Industry SA, 144A, 9.875%, 02/01/20 (a)	5,750,000	5,829,063
Foodcorp, Ltd., 144A, 8.875%, 06/15/12 (a)(c)(SA)	4,389,000	6,358,112
Foodcorp, Ltd., 144A, 8.750%, 03/01/18 (a)(c)(SA)	5,000,000	6,926,562
Libbey Glass, Inc., 10.000%, 02/15/15	2,115,000	2,315,925
Nuance Communications, Inc., 2.750%, 08/15/27	1,000,000	1,258,750
Roadhouse Financing, Inc., 144A, 10.750%, 10/15/17 (a)	6,500,000	7,003,750
WII Components, Inc., 10.000%, 02/15/12 (b)	1,175,000	1,133,875
		37,323,537
ENERGY: 12.9%
Allis-Chalmers Energy, Inc., 9.000%, 01/15/14 (f)	6,000,000	6,157,500
Chaparral Energy, Inc., 8.875%, 02/01/17 (f)	5,000,000	5,275,000
Chaparral Energy, Inc., 144A, 9.875%, 10/01/20 (a)(f)	2,000,000	2,230,000
Chaparral Energy, Inc., 144A, 8.250%, 09/01/21 (a)	2,000,000	2,065,000
Compagnie Generale de Geophysique - Veritas, 7.500%, 05/15/15	690,000	712,425
Compagnie Generale de Geophysique - Veritas, 9.500%, 05/15/16 (f)	1,000,000	1,120,000
Crosstex Energy LP, 8.875%, 02/15/18	1,000,000	1,095,000
Forest Oil Corp., 8.500%, 02/15/14	3,500,000	3,920,000
Goodrich Petroleum Corp., 144A, 8.875%, 03/15/19 (a)	6,000,000	6,007,500
Helix Energy Solutions Group, Inc., 144A, 9.500%, 01/15/16 (a)	6,000,000	6,360,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
ENERGY, continued
Oasis Petroleum, Inc., 144A, 7.250%, 02/01/19 (a)	$500,000	$507,500
Parker Drilling Co., 9.125%, 04/01/18	500,000	540,000
Penn Virginia Corp , 10.375%, 06/15/16	6,000,000	6,810,000
PHI, Inc., 8.625%, 10/15/18 (f)	6,875,000	7,227,344
Quicksilver Resources, Inc., 9.125%, 08/15/19	1,000,000	1,093,750
Rosetta Resources, Inc., 9.500%, 04/15/18	6,500,000	7,247,500
		58,368,519
HEALTH CARE: 14.6%
Alere, Inc., 8.625%, 10/01/18	1,000,000	1,063,750
Alliance Healthcare Services, Inc., 8.000%, 12/01/16 (f)	6,000,000	5,955,000
AMGH Merger Sub, Inc., 144A, 9.250%, 11/01/18 (a)	6,100,000	6,580,375
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16	6,500,000	7,263,750
Biomet, Inc., 11.625%, 10/15/17	6,000,000	6,720,000
Bioscrip, Inc., 10.250%, 10/01/15	5,000,000	5,231,250
Community Health Systems, Inc., 8.875%, 07/15/15 (f)	6,000,000	6,345,000
Hanger Orthopedic Group, Inc., 7.125%, 11/15/18	3,000,000	3,075,000
HCA Holdings, Inc., 144A, 7.750%, 05/15/21 (a)(f)	3,000,000	3,142,500
HCA, Inc., 9.250%, 11/15/16	3,000,000	3,243,750
HCA, Inc., 9.875%, 02/15/17	250,000	281,250
Health Management Association, Inc., 6.125%, 04/15/16 (f)	4,000,000	4,150,000
Medimpact Holdings, Inc., 144A, 10.500%, 02/01/18 (a)	3,500,000	3,718,750
Rotech Healthcare, Inc., 144A, 10.500%, 03/15/18 (a)	2,000,000	1,990,000
StoneMor/Cornerstone/Osiris, 10.250%, 12/01/17	7,000,000	7,227,500
		65,987,875
MEDIA: 11.3%
American Reprographics Co., 144A, 10.500%, 12/15/16 (a)	5,275,000	5,736,562
Gannett Co, Inc., 144A, 7.125%, 09/01/18 (a)(f)	5,500,000	5,541,250
Inventiv Health, Inc., 144A, 10.000%, 08/15/18 (a)(f)	6,250,000	6,515,625
McClatchy Co., The, 11.500%, 02/15/17 (f)	6,000,000	6,780,000
MDC Partners, Inc., 11.000%, 11/01/16	6,250,000	7,031,250
MDC Partners, Inc., 144A, Senior, 11.000%, 11/01/16 (a)	1,000,000	1,115,000
Media General, Inc., 11.750%, 02/15/17 (f)	2,000,000	2,205,000
Nielsen Finance LLC, 11.500%, 05/01/16 (f)	3,575,000	4,227,438
Valassis Communications, Inc., 144A, 6.625%, 02/01/21 (a)	3,000,000	2,928,750
Virgin Media Finance PLC, 8.375%, 10/15/19 (f)	2,500,000	2,825,000
XM Satellite Radio, Inc., 144A, 13.000%, 08/01/13 (a)	3,000,000	3,577,500
XM Satellite Radio, Inc., 144A, 7.000%, 12/01/14 (a)	2,000,000	2,660,000
		51,143,375

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
SERVICES: 12.1%
Cardtronics, Inc., 8.250%, 09/01/18	$4,330,000	$4,735,937
Desarrolladora Homex SAB de CV, 144A, 9.500%, 12/11/19 (a)	6,000,000	6,750,000
FTI Consulting, Inc., 7.750%, 10/01/16	2,815,000	2,955,750
FTI Consulting, Inc., 144A, 6.750%, 10/01/20 (a)	1,000,000	1,017,500
Hertz Corp, The., 144A, 7.375%, 01/15/21 (a)(f)	1,000,000	1,027,500
Interactive Data Corp., 144A, 10.250%, 08/01/18 (a)(f)	4,000,000	4,510,000
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	4,750,000	4,726,250
Marquette Transportation Co./Finance, 10.875%, 01/15/17	2,000,000	2,095,000
Mobile Mini, Inc., 144A, 7.875%, 12/01/20 (a)	250,000	266,250
Navios Maritime Acquisition Corp., 8.625%, 11/01/17 (f)	3,000,000	3,120,000
Ship Finance International, Ltd., 8.500%, 12/15/13	6,000,000	6,120,000
Stream Global Services, Inc., 11.250%, 10/01/14	6,760,000	7,267,000
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14 (f)	5,310,000	5,456,025
United Maritime LLC/Corp., 11.750%, 06/15/15 (f)	2,000,000	2,085,000
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)	2,500,000	2,593,750
		54,725,962
TECHNOLOGY & ELECTRONICS: 5.3%
Advanced Micro Devices, Inc., 6.000%, 05/01/15	20,000	20,724
Advanced Micro Devices, Inc., 7.750%, 08/01/20 (f)	5,500,000	5,678,750
Buccaneer Merger Sub, Inc., 144A, 9.125%, 01/15/19 (a)	6,513,000	6,936,345
Evertec, Inc., 144A, 11.000%, 10/01/18 (a)	6,000,000	6,435,000
Spansion, LLC, 144A, 7.875%, 11/15/17 (a)	5,000,000	5,112,500
		24,183,319
TELECOMMUNICATIONS: 12.7%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	2,197,510
Axtel SAB de CV, 144A, 9.000%, 09/22/19 (a)	3,000,000	2,895,000
Cincinnati Bell, Inc., 8.375%, 10/15/20 (f)	4,000,000	3,940,000
Digicel Group, Ltd., 144A, 8.875%, 01/15/15 (a)	4,000,000	4,186,000
Digicel, Ltd., 144A, 12.000%, 04/01/14 (a)(f)	2,000,000	2,355,000
Equinix, Inc., 3.000%, 10/15/14	2,000,000	2,170,000
Maxcom Telecomunicacione SA, 11.000%, 12/15/14 (f)	6,000,000	4,470,000
MetroPCS Wireless, Inc., 7.875%, 09/01/18 (f)	4,100,000	4,407,500
NII Capital Corp., 10.000%, 08/15/16	5,000,000	5,725,000
NII Capital Corp., 8.875%, 12/15/19	2,000,000	2,210,000
NII Capital Corp., 7.625%, 04/01/21	500,000	513,750
Pacnet, Ltd., 144A, 9.250%, 11/09/15 (a)	5,745,000	5,859,900
Qwest Communications International, Inc., 7.500%, 02/15/14 (f)	3,000,000	3,063,750
Wind Acquistion Finance SA, 144A, 11.750%, 07/15/17 (a)(c)(LU)	4,000,000	6,589,976
Zayo Group LLC/Zayo Cap, 10.250%, 03/15/17 (f)	6,250,000	6,906,250
		57,489,636

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
UTILITY: 1.0%
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	$533,300	$511,317
Intergen NV, 144A, 9.000%, 06/30/17 (a)	3,000,000	3,247,500
Ormat Funding Corp., 8.250%, 12/30/20 (b)	601,803	589,766
		4,348,583
TOTAL CORPORATE BONDS (Cost $403,005,675)		424,690,071

WARRANTS: 0.0%
Interactive Health, 0.000%, 04/01/11 (b)(e)	2,495	0
TOTAL WARRANTS (Cost $0)

CERTIFICATES OF DEPOSIT: 0.2%
One PacificCoast Bank, 1.810%, 01/21/12	200,000	200,000
One PacificCoast Bank, 4.470%, 05/10/12	100,000	100,000
OneCalifornia Bank, FSB CDARS, 0.160%, 05/26/11	100,000	100,000
OneCalifornia Bank, FSB CDARS, 2.000%, 06/23/11	200,000	200,000
Self Help Credit Union, 1.300%, 01/14/12	100,000	100,000
Urban Partnership Bank, 1.270%, 07/01/11	100,564	100,564
Urban Partnership Bank, 1.240%, 08/03/11	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,564)		900,564

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 12.3%
State Street Navigator Securities Lending Prime Portfolio, 0.280% (Cost $55,778,348)	55,778,348	55,778,348

TOTAL INVESTMENTS: 110.4% (Cost $477,171,610)		499,794,119

Securities Sold Short
(Proceeds $164,487) (Net): 0.0%		(166,000)

Payable upon return of securities loaned - (Net): -12.3%		(55,778,348)

Other assets and liabilities - (Net): 1.9%		8,660,849

Net Assets: 100.0%		$452,510,620

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b) Illiquid security.

(c) Principal amount is in Euro Dollars; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Fair Valued security.

(f) Security or partial position of this security was on loan as of March 31, 2011. The total market value of securities on loan as of March 31, 2011 was $54,607,396.

(g)  Non-income producing security.

(h) Security or partial position of this security has been segregated by the custodian to cover options contracts.

CDARS - Certificates of Deposit Account Registry Service

LP - Limited Partnership

LU - Luxembourg

MX - Mexico

REIT - Real Estate Investment Trust

SA - South Africa

SCHEDULE OF SECURITIES SHORT SOLD	SHARES	VALUE
COMMON STOCK: 0.0%
TELECOMMUNICATIONS: 0.0%
Sirius XM Radio, Inc.	(100,000)	$(166,000)

TOTAL COMMON STOCKS: 0.0%		(166,000)

TOTAL SECURITIES SOLD SHORT: 0.0% (Proceeds $164,487)		$(166,000)

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Digital Realty Trust, Inc., REIT
expires July 2011, exercise price $60.00	300	$(42,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $38,230)		$(42,000)

Schedule of Investments (Unaudited)
Pax World Global Women’s Equality Fund	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 90.5%
CONSUMER DISCRETIONARY: 7.5%
Best Buy Co., Inc. (c)	12,000	$344,640
Brown Shoe Co, Inc.	65,500	800,410
Compagnie Financiere Richemont SA	4,000	230,640
Hennes & Mauritz AB, B Shares	17,400	577,640
Marks & Spencer Group PLC	70,000	377,862
Time Warner, Inc.	10,000	357,000
Vivendi SA	14,500	413,647
		3,101,839
CONSUMER STAPLES: 6.9%
Beiersdorf AG	5,000	305,158
Foster’s Group, Ltd.	51,000	301,568
PepsiCo, Inc.	5,000	322,050
Reckitt Benckiser Group PLC	14,000	718,626
Shiseido Co., Ltd.	34,100	590,653
Unilever PLC, ADR (c)	20,500	627,710
		2,865,765
ENERGY: 16.8%
BG Group PLC	45,000	1,117,145
ConocoPhillips (b)	14,500	1,157,970
Noble Corp. (b)(c)	12,700	579,374
Origin Energy, Ltd.	29,185	489,825
Quicksilver Resources, Inc. (a)(c)	42,000	601,020
Repsol YPF SA	8,000	274,194
Sasol Ltd., ADR (c)	4,800	278,160
Statoil ASA, ADR (c)	47,000	1,299,080
Suncor Energy, Inc. (b)	15,500	695,020
Talisman Energy, Inc.	18,000	444,600
		6,936,388
FINANCIALS: 10.1%
Banco Santander Chile, ADR (c)	5,500	477,125
Bank of New York Mellon Corp., The	19,000	567,530
BlackRock, Inc. (b)	4,700	944,747
Deutsche Bank AG (c)	8,000	472,560
HSBC Holdings PLC, ADR (c)	8,500	440,300
National Australia Bank, Ltd.	19,500	521,184
Standard Chartered PLC	28,843	748,155
		4,171,601
HEALTH CARE: 10.5%
Allergan, Inc.	5,500	390,610

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
CSL, Ltd.	18,000	$664,767
Hologic, Inc. (a)	40,000	888,000
Pfizer, Inc. (b)	48,000	974,880
Roche Holding AG (b)	7,235	1,032,907
Teva Pharmaceutical Industries, Ltd., ADR	8,000	401,360
		4,352,524
INDUSTRIALS: 10.8%
3M Co. (c)	4,800	448,800
Canadian National Railway Co.	7,500	564,525
CCR SA	20,000	580,651
Deere & Co. (c)	5,000	484,450
Dover Corp.	6,300	414,162
Ingersoll-Rand PLC	5,500	265,705
Komatsu, Ltd.	20,100	681,906
Randstad Holding NV (a)	7,500	417,498
TNT NV	23,000	590,573
		4,448,270
INFORMATION TECHNOLOGY: 17.4%
Broadcom Corp. (a)	12,500	492,250
Broadridge Financial Solutions, Inc.	48,000	1,089,120
EMC Corp. (a)	22,500	597,375
Google, Inc., Class A (a)	1,400	820,694
Hoya Corp.	29,700	677,782
IBM	1,200	195,684
Intuit, Inc. (a)(c)	9,000	477,900
Longtop Financial Technologies, Ltd., ADR (a)(c)	13,000	408,460
Microsoft Corp.	16,000	405,760
Nuance Communications, Inc. (a)(c)	38,000	743,280
Oracle Corp.	11,000	367,070
QUALCOMM, Inc.	10,000	548,300
Symantec Corp. (a)	20,000	370,800
		7,194,475
MATERIALS: 6.5%
Air Liquide SA	3,400	452,154
Potash Corp. of Saskatchewan, Inc.	9,600	565,728
Rio Tinto PLC, ADR	7,400	526,288
Syngenta AG, ADR	8,571	558,572
Vale SA, ADR	17,000	566,950
		2,669,692

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 3.2%
American Tower Corp., Class A (a)	6,000	$310,920
Mobistar SA	7,500	519,642
Vodafone Group PLC, ADR	17,000	488,750
		1,319,312
UTILITIES: 0.8%
Fortum Oyj	10,050	341,212

TOTAL COMMON STOCKS (Cost $33,047,348)		37,401,078

EXCHANGE TRADED FUNDS: 4.4%
FTSE Istanbul Bond ETF (a)	3,000	331,757
SPDR Gold Shares (a)(c)	5,700	796,974
iShares Silver Trust (a)(c)	19,000	699,010

TOTAL EXHANGE TRADED FUNDS (Cost $1,210,037)		1,827,741

RIGHTS: 0.0%
Origin Energy, Ltd., 04/13/11 (a)	5,837	19,320

TOTAL RIGHTS (Cost $0,000)		19,320

WARRANTS: 2.1%
PNC Financial Services Group, 12/31/18	58,700	878,152

TOTAL WARRANTS (Cost $670,719)		878,152

CORPORATE BONDS: 0.6%
FINANCIALS: 0.6%
Blue Orchard Microfinance, 4.936%, 07/31/11	240,070	236,373

TOTAL CORPORATE BONDS (Cost $240,070)		236,373

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 17.4%
State Street Navigator Securities Lending Prime Portfolio, 0.280% (Cost $7,207,404)	$7,207,404	$7,207,404

TOTAL INVESTMENTS: 115.0% (Cost $42,375,578)		47,570,068

Payable upon return of securities loaned - (Net): -17.4%		(7,207,404)

Other assets and liabilities - (Net): 2.4%		1,005,784

Net Assets: 100.0%		$41,368,448

(a) Non-income producing security.

(b) Security or partial position of this security has been segregated by the custodian to cover options contracts.

(c) Security or partial position of this security was on loan as of March 31, 2011. The total market value of securities on loan as of March 31, 2011 was $7,097,248.

ADR - American Depository Receipt

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
PUTS:
Best Buy Co., Inc.
expires January 2013, exercise price $25.00	100	(34,000)
Cisco Systems, Inc.
expires January 2013, exercise price $15.00	250	(42,750)
ConocoPhillips
expires January 2012, exercise price $40.00	75	(3,300)
Northern Trust Corp.
expires January 2012, exercise price $45.00	75	(18,000)
Pfizer, Inc.
expires January 2012, exercise price $15.00	75	(3,000)
State Street Corp.
expires January 2012, exercise price $30.00	40	(3,600)
Visa, Inc., Class A
expires January 2012, exercise price $55.00	75	(11,925)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $163,311)		$(116,575)

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$1,977,345	4.8%
BELGIUM	519,642	1.3%
BRAZIL	1,147,601	2.8%
CANADA	2,269,873	5.5%
CHILE	477,125	1.2%
FINLAND	341,212	0.8%
FRANCE	865,801	2.1%
GERMANY	777,718	1.9%
HONG KONG	408,460	1.0%
IRELAND	265,705	0.6%
ISRAEL	401,360	1.0%
JAPAN	1,950,341	4.7%
NETHERLANDS	1,008,070	2.4%
NORWAY	1,299,080	3.1%
SOUTH AFRICA	278,160	0.7%
SPAIN	274,194	0.7%
SWEDEN	577,640	1.4%
SWITZERLAND	2,401,493	5.8%
UNITED KINGDOM	5,044,836	12.2%
UNITED STATES	15,115,422	36.5%
EXCHANGE TRADED FUNDS	1,827,741	4.4%
RIGHTS	19,320	0.0%
WARRANTS	878,152	2.1%
CORPORATE BONDS	236,373	0.6%
Other assets and liabilities - (Net): 2.4%	1,005,784	2.4%
TOTAL	$41,368,448	100.0%

Schedule of Investments (Unaudited)
Pax World Global Green Fund	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.8%
AUTO COMPONENTS: 6.0%
Denso Corp.	18,300	$608,565
Johnson Controls, Inc.	21,500	893,755
Stanley Electric Co., Ltd.	40,400	667,829
		2,170,149
CHEMICALS: 11.5%
Linde AG	6,530	1,030,969
Nalco Holding Co.	45,300	1,237,143
Xinyi Glass Holdings, Ltd.	652,800	679,873
Yingde Gases (a)	1,391,600	1,164,131
		4,112,116
COMMERCIAL SERVICES & SUPPLIES: 7.8%
China Everbright International, Ltd.	1,211,200	590,336
Daiseki Co., Ltd.	53,300	1,041,682
Shanks Group PLC	253,333	463,584
Stericycle, Inc. (a)	7,750	687,193
		2,782,795
CONSTRUCTION & ENGINEERING: 1.7%
Kingspan Group PLC	65,729	595,232

ELECTRIC UTILITIES: 1.2%
China Longyuan Power Group Corp. (a)	386,600	415,810

ELECTRICAL EQUIPMENT: 9.3%
Cooper Industries PLC	8,100	525,690
Emerson Electric Co.	8,700	508,341
Legrand SA	30,410	1,264,983
Roper Industries, Inc.	11,800	1,020,228
		3,319,242
ELECTRONIC EQUIP & INSTRUMENTS: 1.8%
Delta Electronics, Inc.	165,004	653,295

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS: 7.0%
Horiba, Ltd.	17,100	501,746
Itron, Inc. (a)	8,385	473,249
Rogers Corp. (a)	11,500	518,190
Shimadzu Corp.	100	888
Yamatake Corp.	41,400	1,014,086
		2,508,159

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
GAS UTILITIES: 2.8%
ENN Energy Holdings, Ltd.	321,500	$996,773

HOUSEHOLD PRODUCTS: 3.2%
Campbell Brothers, Ltd.	23,964	1,148,446

INDEPENDENT POWER PRODUCERS & ENERGY TRADER: 1.0%
EDP Renovaveis SA (a)	50,218	360,431

INDUSTRIAL CONGLOMERATES: 3.2%
3M Co.	12,100	1,131,350

LIFE SCIENCES TOOLS & SERVICES: 2.9%
Thermo Fisher Scientific, Inc. (a)	19,000	1,055,450

MACHINERY: 22.4%
GEA Group AG	44,938	1,478,295
Hansen Transmissions International (a)	327,927	252,509
IDEX Corp.	14,350	626,377
Ingersoll-Rand PLC	22,100	1,067,651
Invensys PLC	185,542	1,027,020
Kurita Water Industries, Ltd.	15,450	456,732
Pall Corp.	15,000	864,150
Pentair, Inc.	19,250	727,458
Rotork PLC	20,120	563,112
Watts Water Technologies, Inc., Class A	25,500	973,845
		8,037,149
METALS & MINING: 2.6%
Sims Metal Management, Ltd.	51,274	925,997

MULTI-UTILITIES: 2.4%
Veolia Environnement SA	28,051	873,648

SEMICONDUCTOR EQUIPMENT & PRODUCTS: 1.5%
Epistar Corp.	150,000	550,729

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.9%
Infineon Technologies AG	30,854	314,749

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
WATER UTILITIES: 7.6%
American Water Works Co., Inc.	36,700	$1,029,435
California Water Service Group	10,676	396,827
Manila Water Co., Inc.	653,900	273,986
Pennon Group PLC	103,144	1,034,204
		2,734,452
TOTAL COMMON STOCKS (Cost $23,493,132)		34,685,972

REPURCHASE AGREEMENT: 2.2%
State Street Repo, 0.010%, 04/01/2011
(collateralized by United States Treasury Note, 0.22%, due 04/30/2017, principal amount $785,000; market value $818,138.70)
TOTAL REPURCHASE AGREEMENT (Cost $800,000)	$800,000	800,000

TOTAL INVESTMENTS: 99.0% (Cost $24,293,132)		35,485,972

Other assets and liabilities - (Net): 1.0%		369,581

Net Assets: 100.0%		$35,855,553

(a) Non-income producing security.

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$2,074,443	5.8%
BELGIUM	252,509	0.7%
CHINA	1,412,583	3.9%
FRANCE	2,138,631	6.0%
GERMANY	2,824,013	7.9%
HONG KONG	2,434,340	6.8%
IRELAND	1,662,883	4.6%
JAPAN	4,291,528	12.0%
PHILIPPINES	273,986	0.8%
SPAIN	360,431	1.0%
TAIWAN	1,204,024	3.4%
UNITED KINGDOM	3,087,920	8.6%
UNITED STATES	12,668,681	35.3%
REPURCHASE AGREEMENT	800,000	2.2%
Other assets and liabilities - (Net)	369,581	1.0%
TOTAL	$35,855,553	100.0%

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006.  As of March 31, 2011, the Trust offered eleven investment funds.

These schedules of investments relate only to the Pax World Balanced Fund (“Balanced”), Pax World Growth Fund (“Growth”), Pax World Small Cap Fund (“Small Cap”), Pax World International Fund (“International”), Pax World High Yield Bond Fund (“High Yield Bond”), Pax World Global Women’s Equality Fund (“Global Women’s Equality”), and Pax World Global Green Fund (“Global Green”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value.  Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.  If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same investments.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions.  At March 31, 2011, the Balanced Fund held one security fair valued at $2,000,062, representing 0.10% of the Fund’s net asset value; and the High Yield Bond Fund held two securities fair valued at $24,094 representing 0.01% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The net asset value per share (“NAV”) of each class of a Funds shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                        Level 1 — quoted prices in active markets for identical investments

•                        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                        Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2.  Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities.  Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy.  Investments in mutual funds are generally categorized as Level 1.  Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of  the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2011:

	Level One	Level Two	Level Three	Totals

Balanced
Common Stocks-Domestic	$1,466,710,784	$—	$—	$1,466,710,784
Common Stocks-Foreign	11,787,585	19,047,729	—	30,835,314
Exchange Traded Funds	18,638,171	—	—	18,638,171
Corporate Bonds	—	228,866,593	2,000,062	230,866,655
U.S. Govt Agency Bonds	—	105,074,210	—	105,074,210
Government Bonds	—	14,012,779	—	14,012,779
Municipal Bonds	—	38,082,700	—	38,082,700
U.S. Treasury Notes	—	3,569,703	—	3,569,703
Mortgage-Backed Securities	—	104,879,962	—	104,879,962
Cash Equivalents	124,252,112	609,023	—	124,861,135
Equity Call/Put Options Written	(1,391,390)	—	—	(1,391,390)
Total	$1,619,997,262	$514,142,699	$2,000,062	$2,136,140,023
Growth
Common Stocks-Domestic	$124,066,760	$—	$—	$124,066,760
Common Stocks-Foreign	—	2,723,394	—	2,723,394
Cash Equivalents	1,623,748	—	—	1,623,748
Total	$125,690,508	$2,723,394	$—	$128,413,902
Small Cap
Common Stocks	$11,007,750	$—	$—	$11,007,750
Total	$11,007,750	$—	$—	$11,007,750
International
Common Stocks-Foreign	$9,871,872	$22,095,692	$—	$31,967,564
Exchange Traded Funds	1,437,868	—	—	1,437,868
Total	$11,309,740	$22,095,692	$—	$33,405,432
High Yield Bond
Common Stocks - Domestic	$10,205,700	$—	$—	$10,205,700
Preferred Stocks	1,540,736	—	—	1,540,736
Exchange Traded Funds	6,678,700	—		6,678,700
Corporate Bonds	—	424,665,977	24,094	424,690,071
Cash Equivalents	55,778,348	900,564	—	56,678,912
Warrants	—	—		—
Securities Sold Short	(166,000)	—		(166,000)
Equity Call Options Written	(42,000)	—	—	(42,000)
Total	$73,995,484	$425,566,541	$24,094	$499,586,119
Global Women’s Equality
Common Stocks - Domestic	$24,775,690	$—	$—	$24,775,690
Common Stocks-Foreign	580,651	12,044,737	—	12,625,388
Exchange Traded Funds	1,827,741	—	—	1,827,741
Rights	19,320	—	236,373	19,320
Warrants	878,152	—		878,152
Corporate Bonds	—	—	—	236,373
Cash Equivalents	7,207,404	—	—	7,207,404
Equity Call/Put Options Written	(116,575)	—	—	(116,575)
Total	$35,172,383	$12,044,737	$236,373	$47,453,493
Global Green
Common Stocks-Domestic	$13,736,332	$—	$—	$13,736,332
Common Stocks-Foreign		20,949,640	—	20,949,640
Cash Equivalents	—	800,000	—	800,000
Total	$13,736,332	$21,749,640	$—	$35,485,972

*  Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The Funds recognize transfers between Levels as of the end of the period.  As of March 31, 2011, the Funds did not have significant transfers between valuation levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Global Women’s
	Balanced	High Yield Bond	Equality
Corporate Bonds
Balance as of December 31, 2010	$2,000,112	$32,125	$366,938
Realized Gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(50)	(8,031)	4,365
Net purchases (sales)	—	—	(134,930)
Transfers in and/or out of Level Three	—	—	—
Balance as of March 31, 2011	$2,000,062	$24,094	$236,373

The change in unrealized gain/loss on Level 3 securities held at March 31, 2011,included losses of $50 and $8,031 in the Balanced Fund and High Yield Bond Fund, respectively; and a gain of $4,365 in the Global Women’s Equality Fund for the year-to-date period then ended.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices.  Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation.

The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2011, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows.

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral
Fund	Securities Loaned	to Broker	Value

Balanced	$129,568,914	$124,252,112	$8,532,263
Growth	5,187,924	1,623,748	3,645,811
High Yield Bond	54,607,396	55,778,348	—
Global Women’s Equality	7,097,248	7,207,404	—

Short Sales A Fund may engage in short sales, whereby it sells a security it generally does not own (the security is borrowed) when a portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. To complete a short sell transaction, the Fund will borrow the security to deliver it to the purchaser and buy that same security in the market at a later time to return it to the lender. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. For a short against the box, as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Fund.  Short sales held by the Fund are fully collateralized by restricted cash or other securities.  Short positions held at the end of the period are disclosed in the footnotes to the Schedules of Investments.

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2011 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$136,184,562	$25,413,293	$189,023,754	$17,050,000
Growth	11,330,205	—	6,454,659	—
Small Cap	5,519,157	—	3,830,904	—
International	5,526,803	—	2,960,631	—
High Yield Bond	83,339,217	—	47,951,289	—
Global Women’s Equality	10,319,993	—	9,494,421	—
Global Green	10,033,474	—	5,354,920	—

* Excluding short-term investments and US Government bonds.

The identified cost of investments owned at March 31, 2011 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2011 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,764,035,463	$421,371,548	$17,375,598	$403,995,950
Growth	92,700,491	36,552,914	839,503	35,713,411
Small Cap	10,037,583	1,142,711	172,544	970,167
International	29,992,954	3,965,438	552,959	3,412,479
High Yield Bond	477,171,610	25,658,748	3,036,239	22,622,509
Global Women’s Equality	42,345,336	5,556,158	361,668	5,194,490
Global Green	29,293,132	6,672,027	479,186	6,192,841

At March 31, 2011, the Balanced Fund, Growth Fund, High Yield Bond Fund and Global Women’s Equality Fund had unrealized foreign currency gains of $19,811; $854; $4,698; and $650, respectively, and the International and Global Green Fund had unrealized foreign currency losses of $271 and $1,167, respectively.

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option. Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the three-month period ended March 31, 2011 is as follows:

	Outstanding					Outstanding
	at 12/31/10	Written	Closed	Expired	Exercised	at 03/31/11

Balanced Fund
Call Options
Number of contracts	4,900	300	(2,900)	—	—	2,300
Premiums received	$669,670	$53,099	$(429,393)	$—	$—	$293,376
Put Options
Number of contracts	12,615	5,906	(6,765)	(3,950)	—	7,806
Premiums received	$2,095,722	$934,950	$(1,060,270)	$(761,526)	$—	$1,208,876

Growth Fund
Call Options
Number of contracts	175	—	—	(100)	(75)	—
Premiums received	$30,625	$—	$—	$(9,100)	$(21,525)	$—
Put Options
Number of contracts	120	—	—	(120)	—	—
Premiums received	$22,126	$—	$—	$(22,126)	$—	$—

High Yield Bond Fund
Call Options
Number of contracts	—	300	—	—	—	300
Premiums received	$—	$38,230	$—	$—	$—	$38,230

Global Women’s Equality Fund
Put Options
Number of contracts	540	250	(100)	—	—	690
Premiums received	$145,511	$28,000	$(10,200)	$—	$—	$163,311

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At March 31, 2011, the Balanced Fund held $107,515,652 or 5.24% of net assets and the High Yield Bond Fund held $161,609,495 or 35.71% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2011, the Balanced Fund held $16,161,730 of illiquid securities representing 0.79% of net assets and the High Yield Bond Fund held $4,489,466 of illiquid securities representing 0.99% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Item 2.           Controls and Procedures.

(a)                                  It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 26, 2011

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 26, 2011